Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2026 $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 $ / shares
Schedule of Currency Exchange Rates [Abstract]
Year-end spot rate | (per share)	$ 0.7726	$ 1	$ 0.7838	$ 1	$ 0.7727	$ 1
Average rate | (per share)	$ 0.7818	$ 1	$ 0.754	$ 1	$ 0.7627	$ 1